LONG-TERM INVESTMENTS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			9 Months Ended
	Oct. 17, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	May 31, 2024 CNY (¥) installment shares	May 31, 2024 USD ($) installment shares	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
LONG TERM INVESTMENT, NET
Impairment of equity investments without readily determinable fair values					¥ 0		¥ 1,830
Equity method investment loss					6,770	$ 965	3,651
Number of shares acquired in Matrix | shares			988,116	988,116
Equity interest of Matrix			4.76%	4.76%
Cash consideration to Matrix			¥ 42,661	$ 6,000
Unrealized gain on available-for-sale debt securities					28	$ 4
Amount of tax					0
Equity Investments Without Readily Determinable Fair Value
LONG TERM INVESTMENT, NET
Dividend income of non-marketable investments					691		3,255
Impairment of equity investments without readily determinable fair values					0		¥ 9,285
Hebei Yiyun
LONG TERM INVESTMENT, NET
Equity interest			10.00%	10.00%
Cash consideration			¥ 49,500
Number of installments to acquire equity | installment			2	2
Payments to acquire equity securities			¥ 10,000
Equity investments without readily determinable fair values					10,000
Impairment of equity method investments					¥ 0
Zhuhai VNET Private Equity Fund Management Co., Ltd
LONG TERM INVESTMENT, NET
Returned capital		¥ 20,075
Disposal gain	¥ 1,842